Income Tax - Summary Of Valuation Allowance (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Balance at beginning of the year	¥ 244,691	$ 34,464	¥ 183,445	¥ 120,291
Additions	59,672	8,405	61,246	63,154
Balance at end of the year	¥ 304,363	$ 42,869	¥ 244,691	¥ 183,445